Financial instruments disclosures Summary of changes in fair value of Level 3 financial assets and financial liabilities (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Currency translation adjustments	[1]	$ (269)	$ 2,304
Level 3
Disclosure of detailed information about financial instruments [line items]
Opening balance		637
Currency translation adjustments		2
– net operating costs		8
– net operating costs		17
Total unrealised losses transferred into other comprehensive income		(10)
Additions		2
Disposals/maturity of financial instruments		(14)
Closing balance		642
Total gains included in the income statement for assets and liabilities held at end of period		$ 11

[1]	US$31 million for the period ended 30 June 2019 (30 June 2018: loss of US$231 million) arising on Rio Tinto Limited’s share capital, which is recognised in the Group statement of changes in equity. Refer to Group statement of changes in equity on pages F-7 and F-8.